Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 68.82%	Value
	Aerospace and Defense - 2.55%
4,256	Lockheed Martin Corp.	$1,512,625
	Beverages - 3.59%
4,627	Constellation Brands, Inc. - Class A	1,161,238
8,651	Heineken N.V. (b)	973,687
		2,134,925
	Building Products - 3.00%
25,339	Masco Corp.	1,779,305
	Chemicals - 3.32%
52,865	Valvoline, Inc.	1,971,336
	Commercial Services & Supplies - 2.32%
35,217	Herman Miller, Inc.	1,380,154
	Diversified Financial Services - 4.28%
8,495	Berkshire Hathaway, Inc. - Class B (a)	2,540,005
	Health Care Providers & Services - 11.04%
22,507	Centene Corp. (a)	1,854,577
22,597	CVS Health Corp.	2,331,106
9,535	McKesson Corp.	2,370,115
		6,555,798
	Hotels, Restaurants & Leisure - 1.20%
115,100	Domino's Pizza Group plc (b)	714,779
	Insurance - 4.60%
1,412	Markel Corp. (a)	1,742,408
9,668	Progressive Corp.	992,420
		2,734,828
	Interactive Media & Services - 0.88%
3,521	Baidu, Inc. - ADR (a)	523,890
	IT Services - 4.88%
17,111	Cognizant Technology Solutions Corp. - Class A	1,518,088
13,298	Fiserv, Inc. (a)	1,380,199
		2,898,287
	Media - 5.58%
35,035	Comcast Corp. - Class A	1,763,312
9,634	Liberty Broadband Corp. (a)	1,552,037
		3,315,349
	Personal Products - 1.69%
18,667	Unilever plc - ADR	1,004,098
	Pharmaceuticals - 5.89%
12,941	AstraZeneca plc - ADR	753,813
8,142	Johnson & Johnson	1,392,852
15,427	Novartis AG - ADR	1,349,400
		3,496,065
	Road & Rail - 1.51%
12,497	Canadian Pacific Railway, Ltd. (b)	899,030
	Software - 8.80%
10,432	Microsoft Corp.	3,508,490
19,727	Oracle Corp.	1,720,392
		5,228,882
	Specialty Retail - 3.69%
9,125	Advance Auto Parts, Inc.	2,188,905
	TOTAL COMMON STOCKS (Cost $27,048,397)	40,878,261

	PREFERRED STOCKS - 6.64%
	Capital Markets - 1.29%
$700,000	Charles Schwab Corp. - Series G, 5.375%	764,750
	Closed-End Funds - 2.35%
15,000	Gabelli Dividend & Income Trust, Inc. - Series K, 4.25%	378,150
38,400	Gabelli Equity Trust, Inc. - Series K, 5.00%	1,015,296
		1,393,446
	Technology Hardware, Storage & Peripherals - 3.00%
29,780	Samsung Electronics Co., Ltd., 1.52% (b)	1,783,669
	TOTAL PREFERRED STOCKS (Cost $2,738,883)	3,941,865

Shares	REITs - 2.42%
	Equity Real Estate Investment Trusts (REITs) - 2.42%
15,035	Orion Office REIT, Inc. (a)	280,703
16,115	Realty Income Corp.	1,153,673
	TOTAL REITs (Cost $1,356,102)	1,434,376

	EXCHANGE-TRADED FUNDS - 4.57%
59,729	iShares Silver Trust (a)	1,284,771
8,358	SPDR Gold Shares (a)	1,428,884
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,224,216)	2,713,655

Principal
Amount	CORPORATE BONDS - 5.64%
	Beverages - 0.13%
	Keurig Dr. Pepper, Inc.
$76,000	4.057%, 5/25/2023	79,267
	Biotechnology - 0.26%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	152,138
	Chemicals - 0.09%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	52,898
	Computer and Electronic Product Manufacturing - 0.16%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	94,179
	Entertainment - 0.28%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	165,595
	Food Products - 0.32%
	Bestfoods, Inc.
150,000	7.25%, 12/15/2026	189,613
	Health Care Providers & Services - 0.26%
	McKesson Corp.
150,000	2.70%, 12/15/2022	152,143
	Internet & Direct Marketing Retail - 0.54%
	Amazon.com, Inc.
150,000	5.20%, 12/3/2025	170,892
	eBay, Inc.
150,000	2.60%, 7/15/2022	150,905
		321,797
	IT Services - 0.30%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	181,258
	Petroleum and Coal Products Manufacturing - 0.98%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	579,882
	Pharmaceutical and Medicine Manufacturing - 0.28%
	Wyeth LLC
150,000	6.45%, 2/1/2024	166,399
	Road & Rail - 0.13%
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	75,779
	Securities and Commodity Contracts Intermediation and Brokerage - 1.65%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	983,482
	Specialty Retail - 0.26%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	157,601
	TOTAL CORPORATE BONDS (Cost $3,076,267)	3,352,031

	MUNICIPAL BONDS - 3.33%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,101
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
145,000	7.875%, 2/1/2026, Series 2011B	145,712
	California State, General Obligation, Various Purpose
370,000	6.65%, 3/1/2022, Series 2010	373,780
	City of New York, General Obligation, Build America Bonds
75,000	5.887%, 12/1/2024	84,845
35,000	5.424%, 3/1/2025	39,368
	Dana Point California Community Facilities Taxable - Series B
120,000	1.017%, 9/1/2022	120,040
	Pasadena California Pension Obligation Refunding Taxable - Series B
100,000	4.625%, 5/1/2038	111,328
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.128%, 4/1/2022	100,465
100,000	2.234%, 4/1/2023	101,946
75,000	6.793%, 4/1/2030	90,424
	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds
75,000	4.899%, 4/1/2022	75,832
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	15,828
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	250,120
25,000	5.30%, 12/1/2023	27,069
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,521
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	27,150
	State of Oregon, General Obligation, Board of Higher Educations - Taxable
5,000	5.742%, 8/1/2024	5,385
	Toledo City School District, General Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	249,264
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	130,911
	TOTAL MUNICIPAL BONDS (Cost $1,971,484)	1,975,089
	OTHER SECURITIES - 0.59%
	Independent Power and Renewable Electricity Producers - 0.59%
13,475	Tennessee Valley Authority, Series D, PAARS, Power Bond	352,371
	2.134%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)
	TOTAL OTHER SECURITIES (Cost $342,130)	352,371

Shares	MONEY MARKET FUND - 8.12%
4,825,920	First American Treasury Obligations Fund, Class Z, 0.01% (e)	4,825,920
	TOTAL MONEY MARKET FUND (Cost $4,825,920)	4,825,920

	Total Investments in Securities (Cost $43,583,399) - 100.13%	59,473,568
	Liabilities in Excess of Other Assets - (0.13)%	(75,232)
	TOTAL NET ASSETS - 100.00%	$59,398,336

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2021.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."   As of December 31, 2021, the value of these invesetments was $152,138 or 0.26% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$3,839,239	$-	$-	$3,839,239
Consumer Discretionary	2,903,684	-	-	2,903,684
Consumer Staples	3,139,023	-	-	3,139,023
Financials	5,274,833	-	-	5,274,833
Health Care	10,051,863	-	-	10,051,863
Industrials	5,571,114	-	-	5,571,114
Information Technology	8,127,169	-	-	8,127,169
Materials	1,971,336	-	-	1,971,336
Total Common Stocks	40,878,261	-	-	40,878,261
Preferred Stocks
Capital Markets	-	764,750	-	764,750
Closed-End Funds	1,393,446	-	-	1,393,446
Information Technology	1,783,669	-	-	1,783,669
Total Preferred Stocks	3,177,115	764,750	-	3,941,865
REIT	1,434,376	-	-	1,434,376
Exchange-Traded Funds	2,713,655	-	-	2,713,655
Fixed Income
Corporate Bonds	-	3,352,031	-	3,352,031
Municipal Bonds	-	1,975,089	-	1,975,089
Total Fixed Income	-	5,327,120	-	5,327,120
Other Securities	352,371	-	-	352,371
Money Market Fund	4,825,920	-	-	4,825,920
Total Investments in Securities	$53,381,698	$6,091,870	$-	$59,473,568

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.